SHARE-BASED PAYMENTS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (as a percent)			0.00%
Expected dividend payment			$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
performance period (in years)		2 years
Vesting percentage (as a percent)	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
performance period (in years)		3 years
Vesting percentage (as a percent)	200.00%
Employee Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Commencement period (in years)			8 years
Commencement percentage (as a percent)			0.25%
Shares available (in shares)			7,500,000
Maximum shares issuable (in shares)			18,750,000